Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ (18,864,000)	$ (13,336,000)		$ (36,866,000)	$ (28,777,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense (recovery)	(36,000)	81,000		75,000	(54,000)
Additions to content asset	(599,000)	0		(474,000)
Depreciation & amortization expense	663,000	434,000		1,021,000	741,000
Content asset impairment	1,073,000	0
Stock-based compensation expense	2,659,000	0		1,637,000	20,000
Non-cash interest expense	4,032,000	2,118,000		5,467,000	3,105,000
Foreign exchange impact					796,000
Other	(37,000)	(73,000)		(73,000)
Changes in operation assets and liabilities:
Accounts receivable and contract assets	(2,519,000)	(805,000)		(4,174,000)	664,000
Inventory	6,000	4,000		53,000	163,000
Prepaid expenses and other assets	227,000	(611,000)		(481,000)	(163,000)
Contract assets				(2,770,000)	817,000
Increase in accounts payable and accrued expenses	(7,171,000)	(3,149,000)		4,685,000	4,942,000
Contract liabilities	(5,132,000)	255,000		6,790,000	854,000
Other current liabilities	(7,000)	(32,000)		(70,000)	36,000
Other long-term liabilities	27,000	0
Net cash provided by (used in) operating activities	(25,678,000)	(15,114,000)		(25,180,000)	(16,856,000)
Cash flows from investing activities:
Purchase of property, plant and equipment				(730,000)	(668,000)
Purchase of property, equipment and leasehold improvements	(3,472,000)	(87,000)
Purchase of intangible assets	(356,000)	(53,000)		(840,000)	(123,000)
Issuance of note receivable	0	(85,000)		(135,000)
Net cash used in investing activities	(3,828,000)	(225,000)		(1,705,000)	(791,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of loan principal				(385,000)	(26,144,000)
Proceeds from issuance of term loan	20,000,000	0			1,123,000
Proceeds from issuance of convertible debt	0	20,000,000		40,675,000	35,350,000
Issuance of common stock in connection with exercise of stock options	100,000	0		36,000
Payment of deferred transaction costs	(1,718,000)	0
Payment of debt issuance costs	0	(181,000)		(254,000)	(250,000)
Cash flows from financing activities:
Net cash provided by financing activities	18,382,000	19,819,000		40,072,000	10,079,000
Increase in cash	(11,124,000)	4,480,000		13,187,000	(7,568,000)
Cash, beginning of year	17,618,000	4,431,000		4,431,000	11,999,000
Cash, end of period	6,494,000	8,911,000	$ 4,431,000	17,618,000	4,431,000
RECONCILIATION TO CONSOLIDATED BALANCE SHEETS
Cash	5,894,000	8,911,000	4,431,000	17,018,000	4,431,000
Restricted cash	600,000	0		600,000
Cash and restricted cash	6,494,000	8,911,000	4,431,000	17,618,000	4,431,000
SUPPLEMENTAL DISCLOSURE FOR OPERATING ACTIVITIES:
Cash paid for interest	0	0			1,041,000
SUPPLEMENTAL DISCLOSURE FOR NON-CASH INVESTING AND FINANCING ACTIVITIES:
Capitalization of deferred transaction costs included in accounts payable	5,058,000	0		4,899,000
Issuance of common stock in connection with litigation settlement	294,000	0		720,000
Purchase of property, equipment and leasehold improvements in accrued expenses	9,000	0
B. Riley Principal 150 Merger Corp.[Member]
Cash flows from operating activities:
Net income (loss)	4,560,621	(2,410,066)	(1,448)	(6,867,161)
Interest earned on investments held in Trust Account	(245,067)	(10,336)		(16,200)
Adjustments to reconcile net loss to net cash used in operating activities:
Warrant issue costs	0	115,404		115,404
Unrealized (gain) loss on change in fair value of warrant liability	(6,406,441)	1,784,234		3,322,267
Changes in operation assets and liabilities:
Decrease (increase) in prepaid expenses	271,115	(899,172)		(612,449)
Increase in accounts payable and accrued expenses	1,225,784	198,710	450	2,621,467
Increase (decrease) in due to related party	592,500	17,752	998	190,252
Net cash provided by (used in) operating activities	(1,488)	(1,203,474)		(1,246,420)
Cash flows from investing activities:
Proceeds deposited in Trust Account	0	(172,500,000)		(172,500,000)
Net cash used in investing activities	0	(172,500,000)		(172,500,000)
Cash flows from financing activities:
Proceeds from note payable – related party	0	40,000		40,000
Repayment of note payable – related party	0	(40,000)		(40,000)
Proceeds from issuance of Class B common stock			25,000	0
Proceeds from issuance of Class A common stock	0	172,500,000		172,500,000
Proceeds from issuance of private placement units	0	5,200,000		5,200,000
Payment of underwriting discounts	0	(3,450,000)		(3,450,000)
Payment of offering expenses	0	(454,357)		(485,256)
Net cash provided by financing activities	0	173,795,643	25,000	173,764,744
Increase in cash	(1,488)	92,169	25,000	18,324
Cash, beginning of year	43,324	25,000	0	25,000
Cash, end of period	41,836	117,169	$ 25,000	43,324	$ 25,000
Supplemental disclosures:
Interest paid	0	0
Taxes paid	0	0
Supplemental disclosure of noncash investing and financial activities:
Initial value of Class A ordinary shares subject to possible redemption	$ 0	$ 172,500,000		172,500,000
Initial classification of warrant liability				$ 5,276,966